                                                           January 19, 2005
                                                                  Supplement

[GRAPHIC OMITTED]

            SUPPLEMENT DATED JANUARY 19, 2005 TO THE PROSPECTUS OF
                   MORGAN STANLEY VARIABLE INVESTMENT SERIES
                              CLASS X and CLASS Y
                           THE INFORMATION PORTFOLIO
                               Dated May 1, 2004

The eighteenth paragraph of the section of the Prospectus titled
"Portfolio Management" is hereby replaced by the following:

   Information Portfolio -- The Portfolio is managed within the Global
   Research Technology team. Current members of the team include Thomas
   Bergeron, a Vice President of the Investment Adviser, Kristian Heugh, a
   Vice President of the Investment Adviser, Mikhail Nirenberg, a Vice
   President of the Investment Adviser, Alexander Umansky, an Executive
   Director of the Investment Adviser, and Andrew Xiao, a Vice President of
   the Investment Adviser.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                               LIT SPT VIS 01/05